Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Capital [Line Items]
Cash interest paid, net	$ 179,500	$ 135,400	$ 146,000
Income taxes paid	$ 800	$ 2,100	600
Contribution of capital from Teekay Corporation to dropdown predecessors			5,596
Dropdown Predecessor [Member]
Operating Capital [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors			$ 5,596